Subsequent events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent events
38.	Subsequent events

Sale of Bananal Farmland

In July 2020, Brasilagro sold 2,160 hectares (of which 1,714 hectares were useful for crop production) of the "Bananal" farmland (municipality Magalhães - BA).The establishment was in groups of assets held for sale due to a disagreement involving the tenant at the time of sale. The previous conditions recognized in the Purchase Agreement were fully met on July 31, 2020 after receipt of R $ 5.5 (equivalent to Ps. 84). The amount of the sale was set at BRL 28 (equivalent to Ps. 392). The face value of the sale is BRL 7.5 (equivalent to Ps. 112) was received. It is not expected to obtain a result from this operation since the asset was valuated at its fair value.

Issuance of Cresud Notes

On August 31, 2020, after the close of the fiscal year, the seventeenth Series of Notes public tender was carried out, within the framework of the Program approved by the Shareholders Meeting, for up to USD 500, being the liquidation date on June 9, 2020. The main characteristics of the issuance are detailed bellow:

- Series XXX: denominated in USD and payable in ARS at the applicable exchange rate, as defined in the issuance documents, with a nominal value of USD 25.0, maturing 36 months from the date of issuance. At a fixed rate of 3.5%, maturing 18 months from the date of issuance with quarterly payments and principal expiring at maturity. The issue price was 100.0% of Nominal Value.

●	Sale of floors in the Boston Tower

On July 15, 2020, IRSA CP entered into a preliminary sales agreement (with delivery of possession) with respect to a medium-height floor in the Boston tower located at Della Paolera 265, Catalinas district, City of Buenos Aires, covering a total area of approximately 1,063 sq. meters and 5 parking lots located in the building. The price of the transaction was Ps. 477.7 (US$ 6.7), which has been paid in full.

On August 26, 2020, IRSA CP executed a preliminary sales agreement (with delivery of possession) with respect to 5 floors in the Boston tower located at Della Paolera 265, Catalinas district, City of Buenos Aires, covering a total area of approximately 6,235 sq. meters and 25 parking lots located in the building. The price of the transaction was Ps. 2,562 million (US$ 34.7 million), which has been paid in full.

Bouchard Sale

On July 30, 2020, IRSA CP sold the entire "Bouchard 710" building, located in the Plaza Roma district of the City of Buenos Aires. The tower has a gross leasable area of 15,014 sq. meters divided into 12 floors for office use and 116 parking lots. The price of the transaction was approximately Ps. 6,300 million (US$ 87 million), which has been paid in full.

Issuance of IRSA Non-convertible Notes

On July 21, 2020, subsequently to the closing of the fiscal year, the Company issued USD 38.4 Non-convertible Notes in the local market through the following instruments:

●	Ps. 335.2 million (equivalent to USD 4.7 million) Series VI NCNs denominated and payable in Argentine pesos at a variable rate (Private Badlar) + 4.0%, with interest accruing on a quarterly basis. The principal amount is repayable in two installments: the first one -equal to 30% of the par value of the notes- payable on the date that is 9 (nine) months after the Issue and Settlement Date and the second installment -equal to 70% of the par value of the notes- payable on the relevant due date, i.e. July 21, 2021. Notes were issued at 100% of their par value.

●	US$ 33.7 million Series VII NCNs denominated in US$ and payable in Argentine pesos at the applicable exchange rate, at a fixed 4.0% rate, with interest accruing on a quarterly basis. Repayment of capital is due on January 21, 2021. Notes were issued at 100% of their par value. The proceeds will be used to refinance short-term indebtedness.

Payment of non-convertible notes

On July 20, 2020, the Company paid the twentieth interest installment and the principal installment of the US$ 75 Series II Non-convertible Notes issued on July 20, 2010.

On August 6, 2020, the Company paid the second interest installment and the principal installment of the US$ 47 Series II Non-convertible Notes issued on August 6, 2019.

Payment of IRSA CP's Series IV Non-convertible Notes

On September 14, 2020, the aggregate principal amount of the Series IV Non-convertible Notes in the amount of Ps. 10,381 (US$ 140) and interest accrued as of such date in the amount of Ps. 134 (US$ 1.8) were paid.

Sale of remaining shares in Shufersal

On July 22, 2020, DIC accepted a private investors' offer to purchase its aggregate shares in Shufersal, representing 26% of the capital stock, in the amount of NIS 1,456 million (NIS 23.5 per share). After the sale, DIC does no longer have any equity interest in such company.

Cellcom

On August 13, 2020, the Israeli Ministry of Communications approved the acquisition of Golan by Cellcom subject to certain conditions. It is worth noting that by such date the Antitrust Commissioner had already granted clearance.

On August 26, 2020, Cellcom informed that it completed the acquisition of Golan in consideration for approximately NIS 545 million in the aggregate, plus the cash equivalents held by Golan as of the closing date less its financial debts, which were paid in full by Cellcom to the Golan shareholders in cash. See information on the agreement in note 4 to these financial statements.

Sale of a subsidiary owned by Elron

On July 16, 2020, Elron, through the investment held by it in CartiHeal (2009) Ltd. (a company in which Elron holds a 27% interest approx.) ("CartiHeal"), entered into an agreement with Bioventus LLC (an international company engaged in the manufacture of medical devices, "Bioventus"), which is a current shareholder of CartiHeal, providing as follows:

● Bioventus will make an additional US$ 15 – US$ 20 investment in CartiHeal, at a company value of USD 180.

● Bioventus will be granted a call option to buy 100% of the shares in CartiHeal.

● CartiHeal will have a put option to sell 100% of its capital stock to Bioventus.

The call option may be exercised at any time after the investment is made. The put option may be exercised subject to pivotal clinical trial success, which includes the successful attainment of certain goals of the secondary trial, subject to obtaining the FDA's approval of the Agili-C device of CartiHeal, which fully coincides with the success of the trial.

Sale of Clal Shares

On June 28 and July 6, 2020, IDBD sold 4,791,618 shares in Clal held by it through swap transactions, at an average price of NIS 30/share, representing 7.1% of the capital stock.

In addition, on September 3, 2020, IDBD sold 2,376,527 shares in Clal, representing 3.5% of its capital stock, at an average price of NIS 32.475/share, amounting to NIS 77.2 in the aggregate.

As a consequence of such transactions, IDBD's current stake in Clal represents 4.99% of its capital stock and, as a result, IDBD is no longer regarded as an interested party in Clal under the Israeli Securities Regulations.

Increase in the interest held in PBC

In July 2020, DIC acquired 1.4% of PBC capital stock in consideration for NIS 18.

DIC notes repurchase plan

On August 20, 2020, DIC's Board of Directors approved the extension of its notes repurchase plan (Series F and J) until December 31, 2020 up to NIS 300. Repurchases shall be made on the basis of market opportunities and the scope thereof shall be determined by the management.

IDBD financing agreement

On August 30, 2019, the Company's Board of Directors approved the signing of a commitment with Dolphin, to make capital contributions for up to the amount of NIS 210, according to the schedule of commitments assumed by Dolphin between September 2019 and September 2021 with IDBD.

Dolphin undertook to make contributions to IDBD subject to the occurrence of certain events in accordance with the following scheme: (i) NIS 70 to be contributed immediately; (ii) NIS 70 to be contributed until September 2, 2020 and (iii) NIS 70 to be contributed until September 2, 2021. According to Dolphin's agreement with IDBD, said contributions will have the character of capital contributions resulting in the issuance of new IDBD shares in favor of the parent company or may be granted in the form of a subordinated loan.

On September 7, 2020, the Company communicated that, with respect to the capital contributions committed for September 2, 2020 and 2021, it considers that there are doubts regarding the fulfillment of the pre-conditions established for making such contributions. Accordingly, it has resolved not to make the contribution corresponding to 2020.

Request from IDBD bondholders

Exchange Offer - Issuance of Series XXXI and XXXII Notes

As a consequence of the new restrictions on access to the Foreign Exchange Market, we launched an exchange offer on our Series XXIV Notes due on November 14, 2020 (the "Existing Notes"). The abovementioned restrictions to obtain United States dollars established under Communication "A" 7,106 apply for the purchase of foreign currency intended for repayment of principal maturing between October 15, 2020 and March 31, 2021 in respect of the issuance of foreign currency-denominated debt securities registered with official registries in Argentina by private sector clients or the entities themselves. For such purposes, all Eligible Holders (the "Eligible Holders") were invited by us to Exchange the Existing Notes, Series XXIV Notes.

On October 23, 2020, we announced Notes to be issued in exchange for the Existing Notes, Series XXIV Notes, as applicable, pursuant to the terms and methods for the exchange of the Existing Notes. The exchange offer consisted on the following two options for the bondholders terms:

(i)	A repayment of principal amount of Existing Notes tendered for Exchange, in cash in United States Dollars, in an amount resulting from dividing USD 29,442,160,00 by the total number of Existing Notes tendered in Exchange for the Series XXXI, always provided such quotient is less than or equal to USD 1 whereas if such quotient is higher than USD 1 the consideration shall be equal to USD 1 ("Principal Repayment");which would represent at least 40% of the amount of the Existing Notes tendered and the remaining amount until reaching USD 1 of each USD 1 of the Existing Notes tendered for Exchange, in Series XXXI Notes. Series XXXI Notes to be issued at a fixed nominal interest rate of 9.00% per annum and maturing 3 (three) years after the Date of Issue and Settlement, with annual repayments, denominated and payable in United States Dollars, in a principal amount up to USD 44,163,240 to be paid in kind by tendering for exchange of the Existing Notes. In all cases, the sum of (i) and (ii) shall be the equivalent to USD 1 per each USD 1 of Existing Notes tendered for Exchange.; and

(ii)	A par for par exchange of notes Series XXXII for each Existing Notes presented to the Exchange. Series XXXII Notes to be issued at a nominal fixed interest rate of 9% per annum, maturing 24 (twenty-four) months after the Date of Issue and Settlement, denominated and payable in a principal amount up to USD 44,163,240, to be paid in kind by tendering for exchange the Existing Notes.

For both options interest accrued on the Existing Notes until the Date of Settlement of the Exchange Offer will be paid in cash:

Moreover, the Company offers an early exchange consideration equivalent to USD 0.02 per each USD 1 of Existing Notes tendered and accepted in exchange for Series XXXII Notes prior to the deadline to receive the consideration for early acceptance (the "Early Exchange Consideration"). Such consideration shall be paid in Pesos on the Date of Issue and Settlement as per the exchange rate reported by Communication "A" 3,500 of the Central Bank of Argentina on the business day next preceding the Exchange Expiration Date. For the purposes of receiving the Early Exchange Consideration, the Eligible Holders shall tender the Existing Notes in their possession on or before the Deadline to Receive the Early Exchange Consideration.

On November 2, 2020, the Company announced the results of the Early Bird of Series XXXII Notes. As of October 30, 2020, deadline for accessing the Early Bird, exchange orders have been submitted for a total amount equivalent to USD 31,820,655 for Series XXXII Notes.

All existing notes presented on or before the above mentioned deadline have been accepted by the Company and will be eligible to receive the consideration on the Issue and Settlement Date.

As timely announced, the Exchange Offer would expire on November 5, 2020, unless it is extended by the Company. Finally, on November 6, 2020, the Company decided to extend the Exchange Offer, to November 10, 2020. This extension does not imply a modification to the economic terms of the Exchange Offer.

On November 11, 2020, the Company reported the results of the Exchange Offer. Eligible holders have been presented for a total amount equivalent (for both Classes) to USD 65.075.746, representing 88.41% of the face value of the Existing Notes in Circulation, through the participation of 1,098 orders.

SERIES XXXI Notes issuance:

The Face Value of Existing Notes presented and accepted for the Exchange totaled USD 30,751,640 and the Nominal Value of Series XXXI Notes to be issued was USD 1,309,480. The maturity date will be November 12, 2023.

According to the terms and subject to the conditions established in the Prospectus Supplement, Eligible Holders whose Existing Notes have been accepted for the Exchange by the Company, will receive for every USD 1 of Existing Notes submitted to the Exchange, the accrued interest of the Existing Notes until the settlement and issue date and the following:

a. USD 0.95741755 in cash for each USD 1 of Existing Notes presented to the Exchange; and

b. The remaining amount until completing USD 1 for each USD 1 of Existing Notes presented to the Exchange, in Series XXXI Notes.

SERIES XXXII Notes Issuance:

Face Value of Existing Notes presented and accepted for the Exchange totaled USD 34,324,106 and the Nominal Value of Series XXXII Notes to be issued is USD 34,324,106. The maturity date will be November 12, 2022.

Exchange Offer- Issuance of Series VIII and IX Notes

As a consequence of the new restrictions on access to the Foreign Exchange Market, IRSA launched an exchange offer on its Series I Notes due on November 15, 2020 (the "Existing Notes"). The abovementioned restrictions to obtain United States dollars established under Communication "A" 7,106 apply for the purchase of foreign currency intended for repayment of principal maturing between October 15, 2020 and March 31, 2021 in respect of the issuance of foreign currency-denominated debt securities registered with official registries in Argentina by private sector clients or the entities themselves. For such purposes, all Eligible Holders (the "Eligible Holders") were invited by IRSA to Exchange the Existing Notes, Series I Notes.

On October 22, 2020, IRSA announced Notes to be issued in exchange for the Existing Notes, Series I Notes, or through the Cash Subscription (the "Cash Subscription"), as applicable, pursuant to the terms and methods for the exchange of the Existing Notes. The exchange offer consisted on the following two options for the bondholders terms:

(i)	A repayment of principal amount of Existing Notes tendered for Exchange, in cash in United States Dollars, in an amount resulting from dividing USD 72,607,482.80 by the total number of Existing Notes tendered in Exchange for the Series VIII, always provided such quotient is less than or equal to USD 1 whereas if such quotient is higher than USD 1 the consideration shall be equal to USD 1 ("Principal Repayment"); which would represent at least 40% of the amount of the Existing Notes tendered and the remaining amount until reaching USD 1 of each USD1 of the Existing Notes tendered for Exchange, in Series VIII Notes. Series VIII Notes to be issued at a fixed nominal interest rate of 10.00% per annum and maturing 3 (three) years after the Date of Issue and Settlement, with annual repayments, denominated and payable in United States Dollars, in a principal amount up to USD 108,911224 to be paid in kind by tendering for exchange of the Existing Notes . In all cases, the sum of (i) and (ii) shall be the equivalent to USD1 per each USD1 of Existing Notes tendered for Exchange.; and

(ii)	A par for par exchange of notes Series IX for each Existing Notes presented to the Exchange. Series IX Notes to be issued at a nominal fixed interest rate of 10% per annum, maturing on March 1, 2023, denominated and payable in a principal amount up to USD 108,911,224, that may be increased up to the Maximum Aggregate Principal Amount (the "Maximum Aggregate Principal Amount"), to be paid in kind by tendering for exchange the Existing Notes, or by Subscription in Cash.

For both options interest accrued on the Existing Notes until the Date of Settlement of the Exchange Offer will be paid in cash:

Moreover, the Company offers an early exchange consideration equivalent to USD 0.02 per each USD 1 of Existing Notes tendered and accepted in exchange for Series IX Notes prior to the deadline to receive the consideration for early acceptance (the "Early Exchange Consideration"). Such consideration shall be paid in Pesos on the Date of Issue and Settlement as per the exchange rate reported by Communication "A" 3500 of the Central Bank of Argentina on the business day next preceding the Exchange Expiration Date. For the purposes of receiving the Early Exchange Consideration, the Eligible Holders shall tender the Existing Notes in their possession on or before the Deadline to Receive the Early Exchange Consideration.

On November 2, 2020, the Company, announced the results of the Early Bird of Series IX Notes. As of October 30, 2020, deadline for accessing the Early Bird, exchange orders have been submitted for a total amount equivalent to USD 70,971,181 for Series IX Notes.

All existing notes presented on or before the above mentioned deadline have been accepted by the Company and will be eligible to receive the consideration on the Issue and Settlement Date.

As timely announced, the Exchange Offer would expire on November 5, 2020, unless it is extended by the Company. Finally, on November 6, 2020, the Company decided to extend the Exchange Offer, to November 10, 2020. This extension does not imply a modification to the economic terms of the Exchange Offer.

On November 11, 2020, IRSA reported the results of the Exchange Offer. Eligible holders have been presented for a total amount equivalent (for both Classes) to USD 178,458,188, representing 98.31% of the face value of the Existing Notes in Circulation, through the participation of 6,571 orders.

SERIES VIII Notes issuance:

The Face Value of Existing Notes presented and accepted for the Exchange totaled USD 104,287,243 and the Nominal Value of Series VIII Notes to be issued was USD 31,679,760. The maturity date will be November 12, 2023.

According to the terms and subject to the conditions established in the Prospectus Supplement, Eligible Holders whose existing notes have been accepted for the Exchange by the Company, will receive for every USD 1 of Existing Notes submitted to the Exchange, the accrued interest of the existing notes until the settlement and issue date and the following:

a. USD 0.69622593 in cash for each USD 1 of Existing Notes presented to the Exchange; and

b. The remaining amount until completing 1 USD for each 1 USD of Existing Notes presented to the Exchange, in Notes Series VIII.

SERIES IX Notes Issuance:

Face Value of Existing Notes presented and accepted for the Exchange totaled USD 74,170,945 and the Nominal Value of Series IX Notes to be issued (together with the Face Value to be issued as a result of the cash subscription) is USD 80,676,505. The maturity date will be March 1, 2023.

Modifications to the Terms of the Existing Notes:

Pursuant to the terms and conditions specified on the pricing supplement of the Existing Notes, and considering that consent has been obtained for an amount greater than 90% of the principal of the Existing Notes, the Company made the Non-Essential Proposed Modifications and / or the Essential Proposed Modifications, by means of which the terms and conditions of the existing notes will be modified and replaced.

Consequently, by virtue of the implementation of the Proposed Non-Essential Modifications, the entire section of "Certain Commitments" and "Events of Default" was eliminated from the terms and conditions set forth in the prospectus supplements dated May 2, 2019 and dated July 25, 2019 corresponding to the Existing Notes.

Additionally, pursuant to the implementation of the Proposed Essential Modifications, the following terms and conditions of the Existing Notes were modified and replaced:

- Expiration Date: It will be March 1, 2023.

- Interest Payment Dates: will be the same dates reported for Class IX in the Notice of Results.

The terms and conditions of the Series I Notes are not modified by the Proposed Essential Modifications and the Proposed Non-Essential Modifications will maintain their full validity.

The implementation of the Proposed Essential Modifications and the Proposed Non-Essential Modifications have been approved by the Company's Board of Directors, dated November 11, 2020.

For more information, see "Proposed Modifications to Existing Notes" of the Prospectus and Exchange Supplement.

Series I Cancellation:

In relation to the Exchange Offer ended on November 10, 2020, and as a result of the settlement of said Exchange, on November 12, 2020, the Company made a partial cancelation for a Nominal Value of USD 178,458,188 of Series I Notes, after the cancellation the Nominal Value under circulation will be USD 3,060,519.

Corporate Information: IDBD

IDBD has been maintaining negotiations with creditors in order to restructure its financial debt in favorable terms. As of June 30, 2020, the total balance of (i) IDBD's Series 9 Bonds was NIS 901 million (the "Series 9"), (ii) IDBD's Series 14 Bonds were NIS 889 million guaranteed by IDBD's 70% of DIC's shares (the "Series 14"), (iii) IDBD's Series 15 Bonds were NIS 238 million guaranteed by 5% of Clal's shares (the "Series 15"). Due to lack of agreement, on September 17, 2020, a petition was submitted in the District Court in Tel-Aviv-Jaffa ("The Court") on the subject of granting of an order for the opening of proceedings by the Trustee for the holders of the Company's Bonds (Series 9) ("The petition"). Within the framework of the petition, the Court was requested to grant an order for the opening of proceedings for the Company pursuant to Section 18 of the Insolvency and Economic Rehabilitation Law, 5778 – 2018 ("The Law"); to instruct the appointment of a trustee for the Company according to law. On September 21, 2020, the holders of the bonds (Series 14) of IDB Development approved making the entire uncleared balance of IDB Development's bonds (Series 14) repayable immediately. On September 22, 2020, the Company submitted its initial response to the Petition in the Court, in which it argues that it is in the best interest of the company and all its creditors to exhaust the negotiations with the controlling shareholder and its creditors during a short period in order to try and maximize the value of its assets, for the benefit of the creditors and the company, and avoid costs and additional harmful consequences. In addition, the response of Dolphin Netherlands B.V. (the controlling shareholder of the Company) was also submitted, as were responses by the Trustees for the bondholders (Series 15 and Series 14) of the Company to the Petition. It should be mentioned that in tandem to his response, the Trustee of bondholders (Series 14) of the company submitted petitions for the enforcement of a lien and for the appointment of a receiver as well as an urgent petition for the setting of a hearing on the said petitions for a receivership, together with the hearing on the petition, which was set for September 24, 2020. On September 25, 2020, declared the insolvency and liquidation of IDBD and initiated liquidation proceedings. The Court appointed a trustee for the shares of IDBD and a custodian for the shares of DIC and Clal. We are analyzing together with our local and international advisors the decision, including alternatives and courses of action.

Boston Tower floor´s sale by IRSA CP

On November 5, 2020, IRSA CP has sold and transferred 4 floors of the Boston tower located at 265 Della Paolera Street, in the Catalinas district of the Autonomous City of Buenos Aires for a gross leasable area of approximately 3,892 sqm and 15 garage units located in the building. The transaction price was approximately USD 22.9 million (USD/sqm 5,570), which was paid in full. After this operation, IRSA CP owns 3 floors with an approximate location area of 3,266 m2 in addition to garage units and other complementary spaces.

On November 12, 2020, IRSA CP has sold and transferred three floors of the Boston tower located at 265 Della Paolera Street, in the Catalinas district of the Autonomous City of Buenos Aires for a gross leasable area of approximately 3,266 sqm, a retail store of approximately 225 sqm and 15 garage units located in the building. The transaction price was approximately USD 19.1 million (USD/sqm 5,490), which was paid in full. After this operation, IRSA CP has no remaining leasable area in the building, only keeping a space of the first basement.